Average Annual Total Returns - Institutional - Vanguard Extended Duration Treasury Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	24.21%	10.50%	11.35%	Aug. 28, 2013	24.04%	10.42%	11.43%	7.51%	4.44%	4.04%